Annual Operating Expenses - FidelityMunicipalIncome2025Fund-RetailPRO - FidelityMunicipalIncome2025Fund-RetailPRO - Fidelity Municipal Income 2025 Fund - Fidelity Municipal Income 2025 Fund	Aug. 29, 2024
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.40%